INVESTMENTS, Securitization Instruments (Details) S/ in Thousands, $ in Thousands		Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)
Securitization Instruments [Abstract]
Balance of instruments			S/ 33,982,683		S/ 42,831,258
Securitization Instruments [Member]
Securitization Instruments [Abstract]
Balance of instruments			721,389		745,580
Certificates of Deposit BCRP [Member]
Securitization Instruments [Abstract]
Balance of instruments	[1]		8,337,432		15,364,282
Balance of investments		$ 670	2,700	$ 6,650	24,100
Certificates of deposits		$ 278,700	1,111,100	$ 517,230	1,872,900
Certificates of Deposit BCRP [Member] | Currency Swaps [Member] | Cash Flow Hedges [Member]
Securitization Instruments [Abstract]
Certificates of deposits			75,500		405,200
Certificates of Deposit BCRP [Member] | Colombia [Member]
Securitization Instruments [Abstract]
Balance of investments			6,800
Certificates of Deposit BCRP [Member] | Colombia and Bolivia [Member]
Securitization Instruments [Abstract]
Balance of investments			615,100		861,800
Inmuebles Panamericana S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			142,629		164,091
ATN S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			98,525		99,112
Colegios Peruanos S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			68,714		63,268
Costa De Sol S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			46,502		51,483
Nessus Hoteles Per S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			38,547		40,050
Industrias De Aceite S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments			0		37,175
Fabrica Nacional De Cemento S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			28,187		34,537
Homecenters Peruanos S.A. [Member]
Securitization Instruments [Abstract]
Balance of instruments			27,206		32,308
Concesionaria La Chira S.A [Member]
Securitization Instruments [Abstract]
Balance of instruments			27,370		32,138
Others (less than S/28.2 Million and S/30.5 Million, respectively) [Member]
Securitization Instruments [Abstract]
Balance of instruments			243,709		191,418
Others (less than S/28.2 Million and S/30.5 Million, respectively) [Member] | Maximum [Member]
Securitization Instruments [Abstract]
Balance of instruments			S/ 28,200		S/ 30,500

[1]	As of December 31, 2021, the Group maintains 80,541 certificates of deposits BCRP (153,760 as of December 31, 2020); which are instruments issued at discount through public auction, traded on the Peruvian secondary market and payable in soles. The decrease in the balance is mainly due to the maturity of these instruments.